Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Small Cap Value Fund
Prospectus Date	rr_ProspectusDate	Sep. 23, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2016